Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss)

14. OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, are as follows:

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2011:
Foreign currency translation adjustments	¥(37,958)	¥20	¥(37,938)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,668)	680	(988)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076

Net unrealized gains and losses on securities	149	(61)	88

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(270)	110	(160)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127

Net unrealized gains and losses on derivatives	(56)	23	(33)

Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,058)	1,186	(1,872)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707

Net pension liability adjustment	(263)	98	(165)

Other comprehensive income (loss)	¥(38,128)	¥80	¥(38,048)

2012:
Foreign currency translation adjustments	¥(15,091)	¥25	¥(15,066)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(2,975)	1,213	(1,762)
Less - Reclassification adjustment for gains and losses realized in net income	5,015	(2,045)	2,970

Net unrealized gains and losses on securities	2,040	(832)	1,208

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(47)	30	(17)
Less - Reclassification adjustment for gains and losses realized in net income	169	(69)	100

Net unrealized gains and losses on derivatives	122	(39)	83

Pension liability adjustments:
Unrealized gains and losses arising during the year	(33,355)	11,843	(21,512)
Less - Reclassification adjustment for gains and losses realized in net income	2,222	(873)	1,349

Net pension liability adjustment	(31,133)	10,970	(20,163)

Other comprehensive income (loss)	¥(44,062)	¥10,124	¥(33,938)

2013:
Foreign currency translation adjustments	¥49,491	¥(121)	¥49,370
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	7,554	(2,705)	4,849
Less - Reclassification adjustment for gains and losses realized in net income	286	(102)	184

Net unrealized gains and losses on securities	7,840	(2,807)	5,033

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	544	(207)	337
Less - Reclassification adjustment for gains and losses realized in net income	138	(52)	86

Net unrealized gains and losses on derivatives	682	(259)	423

Pension liability adjustments:
Unrealized gains and losses arising during the year	2,141	(803)	1,338
Less - Reclassification adjustment for gains and losses realized in net income	3,260	(1,191)	2,069

Net pension liability adjustment	5,401	(1,994)	3,407

Other comprehensive income (loss)	¥63,414	¥(5,181)	¥58,233

For the year ended March 31, 2013, unrealized gains and losses resulting from the pension liability adjustments of net actuarial loss and prior service cost were ¥1,813 million and ¥328 million, respectively . The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(7,331) million and ¥4,071 million, respectively. The income tax benefits (expenses) allocated to above were ¥(688) million, ¥(115) million, ¥2,643 million and ¥(1,452) million, respectively.

For the year ended March 31, 2012, unrealized gains and losses resulting from the pension liability adjustments of net actuarial loss was ¥(33,355) million. The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(6,698) million and ¥4,476 million, respectively. The income tax benefits (expenses) allocated to above were ¥11,843 million, ¥2,685 million and ¥(1,812) million, respectively.

For the year ended March 31, 2011, unrealized gains and losses resulting from the pension liability adjustments of net actuarial loss and prior service cost were ¥(2,356) million and ¥(702) million, respectively . The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(6,380) million and ¥3,585 million, respectively. The income tax benefits (expenses) allocated to above were ¥924 million, ¥262 million, ¥2,542 million and ¥(1,454) million, respectively.

Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of Yen
	2011	2012	2013
Foreign currency translation adjustments:
Beginning balance	¥(86,046)	¥(124,253)	¥(139,125)
Current period other comprehensive income (loss)	(38,207)	(14,872)	49,499

Ending balance	¥(124,253)	¥(139,125)	¥(89,626)

Unrealized gains and losses on securities:
Beginning balance	¥2,372	¥2,466	¥3,681
Current period other comprehensive income	94	1,215	4,984

Ending balance	¥2,466	¥3,681	¥8,665

Unrealized gains and losses on derivatives:
Beginning balance	¥(1,157)	¥(1,168)	¥(1,153)
Current period other comprehensive income (loss)	(11)	15	292

Ending balance	¥(1,168)	¥(1,153)	¥(861)

Pension liability adjustments:
Beginning balance	¥(47,335)	¥(47,493)	¥(67,578)
Current period other comprehensive income (loss)	(158)	(20,085)	3,312

Ending balance	¥(47,493)	¥(67,578)	¥(64,266)

Total accumulated other comprehensive loss:
Beginning balance	¥(132,166)	¥(170,448)	¥(204,175)
Current period other comprehensive income (loss)	(38,282)	(33,727)	58,087

Ending balance	¥(170,448)	¥(204,175)	¥(146,088)